INCOME TAXES - Schedule of Income Tax Expense (Benefit) (Details)	9 Months Ended
	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)
INCOME TAXES
Deferred income tax benefit	¥ (7,246,803)		¥ (9,823,637)
Total income tax benefit	¥ (7,246,803)	$ (1,017,952)	¥ (9,823,637)